Share-based payments - Additional Information (Details)	12 Months Ended			96 Months Ended	125 Months Ended
	Dec. 31, 2022 USD ($) offeringPeriod $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 shares	May 31, 2020 vestingCondition shares	Dec. 31, 2016 shares	Sep. 21, 2016 $ / shares	Dec. 31, 2012 shares	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit from compensation expense | $	$ 0
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted (in dollars per share) | $ / shares	$ 35.05	$ 33.26	$ 33.35
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible contribution of regularly compensation	15.00%
Percentage of discount from market value	10.00%
Number of consecutive offering periods | offeringPeriod	2
Share based payment award stock plan offering period	6 months
Granted (in shares)	10,143
2010 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)						7,500,000		5,000,000	2,950,000
Stock options outstanding (in shares)	0	0	0	0
2010 Omnibus Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of diluted common shares initially available for grant									5.00%
2010 Omnibus Plan | Time Vesting Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					90 days
Percent of option award granted, time vested					50.00%
2010 Omnibus Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage					25.00%
2010 Omnibus Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage					25.00%
2010 Omnibus Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage					25.00%
2010 Omnibus Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage					25.00%
2010 Omnibus Plan | Performance Vesting Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of option award granted, performance vesting					50.00%
Valuation event, percent of total common shares transferred					5.00%
Multiple of invested capital (more than)							200.00%
Original capital invested (in dollars per share) | $ / shares							$ 12.09
2020 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)					3,000,000
2010 And 2020 Omnibus Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon exercise of each option (in shares)					1
Expiration period					10 years
Number of vesting conditions | vestingCondition					2
EDIP | Time vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Granted (in shares)	486,000	118,000	245,000
Executive Long-Term Incentive Share Plan 2016, 2015, 2014, 2013 | Time vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Executive Long-Term Incentive Share Plan 2016, 2015, 2014, 2013 | Performance vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years